Critical Accounting Estimates and Judgements	12 Months Ended
Dec. 31, 2021
Disclosure Of Accounting Judgements And Estimates Text Block Abstract
CRITICAL ACCOUNTING ESTIMATES AND JUDGEMENTS

NOTE 3 - CRITICAL ACCOUNTING ESTIMATES AND JUDGEMENTS:

Share based compensation

The Company measures the share-based expense and the cost of equity-settled transactions with employees by reference to the fair value of the equity instruments at the date at which they are granted. The measurement of the fair value of the share-based expense with service providers measured at the day that the service was provided. The fair value is determined using an accepted options pricing model. The model is based on share price, grant date and on assumptions regarding expected volatility, expected life of the options, expected dividend, and a no risk interest rate. As for granted options which are settled in equity instruments, the fair value of the options at the grant date is charged to the statement of comprehensive loss over the vesting period. Non-market vesting conditions are taken into account by adjusting the number of equity instruments expected to vest at each reporting date so that, ultimately, the cumulative amount recognized over the vesting period is based on the number of options that eventually vest. Non-vesting conditions and market vesting conditions are factored into the fair value of the options granted. As long as all other vesting conditions are satisfied, a charge is made irrespective of whether the market vesting conditions are satisfied.

For Financial instruments recognized in Fair Value – See note 2(Q)